Statement of Cash Flows	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Statement of Cash Flows
30. Statement of Cash Flows
The cash funds correspond to cash and cash equivalents as of the reporting date, comprising primarily cash on hand and bank balances.

Reconciliation of movements in liabilities to cash flows from financing activities
The reconciliation of liabilities to the cash flows from financing activities required to be disclosed in accordance with IAS 7.44 is as follows:

			Non-cash changes
€ thousand	Balance as of Jan. 1, 2021	Changes arising from cash flows	Additions	Disposals	Unpaid interest	FX	Reclassifications	Balance as of Dec. 31, 2021
Short-term loans	0	0	7,500	(7,500)	0	0	0	0
Lease liabilities	7,956	(1,056)	1,951	0	0	176	0	9,027
Total	7,956	(1,056)	9,451	(7,500)	0	176	0	9,027

			Non-cash changes
€ thousand	Balance as of Jan. 1, 2020	Changes arising from cash flows	Additions	Disposals	Unpaid interest	FX	Reclassifications	Balance as of Dec. 31, 2020
Convertible bonds	0	5,000	5,000	0	500	0	(5,500)	0
Short-term loans	0	0	2,500	(2,500)	0	0	0	0
Lease liabilities	6,762	(675)	1,947	0	0	(78)	0	7,956
Total	6,762	4,325	9,447	(2,500)	500	(78)	(5,500)	7,956

			Non-cash changes
€ thousand	Balance as of Jan. 1, 2019	Changes arising from cash flows	Additions	Disposals	Unpaid interest	FX	Reclassifications	Balance as of Dec. 31, 2019
Lease liabilities	11	(439)	7,190	0	0	0	0	6,762
The reclassification of the convertible bond refers to the
non-cash
conversion of the convertible bond into shares of Mynaric AG, which are shown as prepaid share reserve as of December 31, 2020.